Segments	6 Months Ended
Jun. 30, 2026
Segments [Abstract]
SEGMENTS

NOTE 9 - SEGMENTS

Operating Segments

Management assessed the Company’s operating and reportable segments in accordance with ASC 280, Segment Reporting. The Company’s CEO is the chief operating decision maker (“CODM”).

Following the acquisition of Scinai Biopharma Services Ltd, The company identified one reportable segment, the CDMO operation.

The CDMO is being operated from two facilities, located in Jerusalem and Yavne, Israel, which have complementary technical and operational capabilities, the company manages and assess performance of both facilities on an integrated basis and utilize common management and operational resources. The Company also continues to conduct proprietary research and development activities which are presented as others.

The following table presents the significant expense categories and other segment items regularly reviewed by the CODM in assessing performance and allocating resources.

	Six months ended June 30, 2026
	CDMO	Other	Total

Revenues
External	949	-	949
Total	$949	$-	$949

Cost of revenues
External	(3,319)		(3,319)
Total	$(3,319)	$-	$(3,319)

Research and development expenses, net
External	-	(839)	(839)
Total	-	$(839)	$(839)

Segment operational loss	(3,774)	(839)	(4,613)
Gain from bargain purchase	6,401	-	6,401
Financial expenses (income), net	(214)	-	(214)
Net profit (loss)	$2,413	$(839)	$1,574

	Six months ended June 30, 2025
	CDMO	Other	Total

Revenues
External	773	-	773
Total	$773	$-	$773

Cost of revenues	(2,043)	-	(2,043)
External	-	-	-
Total	$(2,043)	$-	$(2,043)

Research and development expenses, net		-
External	-	(1,237)	(1,237)
Total	$-	$(1,237)	$(1,237)

Segment operational loss	(2,526)	(1,237)	(3,763)
Financial expenses (income), net	(371)	-	(371)
Net loss	$(2,897)	$(1,237)	$(4,134)